Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
12	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or impairment losses, if any. The cost includes the acquisition amount of equipment and borrowing costs for long-term construction projects if recognition criteria are observed. When significant components of property, plant and equipment are replaced, these components are recognized as individual assets, with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the statement of operations for the year as incurred.

The annual average depreciation rate of property, plant and equipment items is shown below:

Property, plant and equipment items and eventual significant amounts are written-off upon sale or when there is no expectation of future economic benefits deriving from their use or sale. Any gains or losses resulting from disposals of assets are included in the statement of operations for the year.

The residual value, the useful life of assets, and methods of depreciation are reviewed at the end of each fiscal year, and adjusted prospectively, where applicable. The Company reviewed the useful life of property, plant and equipment in 2024 and no changes were deemed necessary.

Interest on borrowings directly attributable to the acquisition, construction of an assets, that requires a substantial period of time to be completed for its intended use or sale (qualifying asset), are capitalized as part of the cost of respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

12.1	Impairment of non-financial assets

The Company tests its non-financial assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s or cash-generating unit’s (“CGU”) recoverable amount is defined as the asset’s fair value less cost to sell or its value in use, whichever is higher.

If the carrying amount of an asset or cash-generating unit exceeds its recoverable value, the asset is considered impaired, and an impairment loss is recorded to adjust the carrying amount of the asset or cash-generating unit to its recoverable value. When assessing the recoverable value, the estimated future cash flow is discounted to the present value, using a nominal discount pre-tax rate, which represents the Company’s weighted average cost of capital to reflect current market valuations as to the time value of money and asset’s specific risks. The impairment test of intangible assets’ useful life including goodwill and commercial rights are described in notes 13.2 and 13.3, respectively.

Impairment losses are recognized in the statement of operations in categories of expenses consistent with the function of the respective impaired asset. The impairment loss previously recognized is only reversed if there has been a change in the assumptions used to determine the recoverable amount since the last impairment loss was recognized.

12.1.1	Impairment test of stores operating assets

An impairment assessment is performed on operating assets (property, plant and equipment) and intangible assets (commercial rights) directly attributable to stores, as follows:

●	Step 1: the carrying amount of properties in stores is compared to a sales multiple (35%) representing market transactions between retail companies. Stores for which the multiple of sales was lower than their carrying amount and owned stores, a more detailed test is made, as described in Step 2 below.

●	Step 2: The Company considered the highest value between the discounted cash flows of stores using sales growth by store and a discount rate of 13.82% in 2024 (11.34% in 2023) or appraisal reports drawn up by independent experts for own stores.

The Company assessed if any of its long-lived assets were impaired as of December 31, 2024, 2023 and 2022 and concluded that the recognition of an impairment loss was not needed.

12.2	Breakdown and composition of property, plant and equipment

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	As of 12/31/2023	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2024		Historical cost	Accumulated depreciation
Land	559	-	-	-	-	559		559	-
Buildings	777	46	-	(23)	94	894		1,074	(180)
Improvements	8,099	773	(7)	(502)	(45)	8,318		10,301	(1,983)
Machinery and equipment	2,310	378	(6)	(272)	21	2,431		3,668	(1,237)
Facilities	270	13	-	(38)	-	245	=	443	(198)
Furniture and appliances	903	132	(5)	(158)	17	889		1,447	(558)
Constructions in progress	111	100	(1)	-	(87)	123		123	-
Others	119	34	-	(53)	5	105		292	(187)
	13,148	1,476	(19)	(1,046)	5	13,564		17,907	(4,343)

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	As of 12/31/2022	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2023		Historical cost	Accumulated depreciation
Land	600	17	-	-	(58)	559		559	-
Buildings	730	45	-	(19)	21	777		934	(157)
Improvements	6,865	1,659	(26)	(438)	39	8,099		9,583	(1,484)
Machinery and equipment	1,440	499	(16)	(214)	601	2,310		3,285	(975)
Facilities	585	84	(2)	(58)	(339)	270	=	430	(160)
Furniture and appliances	755	186	(5)	(144)	111	903		1,311	(408)
Constructions in progress	543	47	(1)	-	(478)	111		111	-
Others	64	42	(1)	(45)	59	119		255	(136)
	11,582	2,579	(51)	(918)	(44)	13,148		16,468	(3,320)

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	As of 12/31/2021	Additions (i)	Write- offs	Depreciation	Transfers and others	As of 12/31/2022		Historical cost	Accumulated depreciation
Land	570	48	(18)	-	-	600		600	-
Buildings	656	117	-	(17)	(26)	730		859	(129)
Improvements	3,596	3,451	(27)	(284)	129	6,865		7,933	(1,068)
Machinery and equipment	828	708	(4)	(184)	92	1,440		2,160	(720)
Facilities	362	258	(7)	(35)	7	585	=	729	(144)
Furniture and appliances	416	279	(2)	(70)	132	755		1,043	(288)
Constructions in progress	235	582	(1)	-	(273)	543		543	-
Others	37	24	-	(16)	19	64		157	(93)
	6,700	5,467	(59)	(606)	80	11,582		14,024	(2,442)

(i)	Includes interest capitalization in the amount of R$46 as of December 31, 2024 (R$257 and R$774 as of December 31, 2023 and 2022, respectively), see note 12.3.
12.3	Capitalized borrowing and lease costs

Borrowing costs directly attributable to the acquisition, construction or production and interest of lease liabilities related to assets that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset, amounted to R$46 (R$257 as of December 31, 2023 and R$774 as of December 31, 2022). The rate adopted to calculate the borrowing costs eligible for capitalization was 113.42% (111.05% as of December 31, 2023 and 112.16% as of December 31, 2022) of the CDI, corresponding to the effective interest rate of the borrowings obtained by the Company.

12.4	Additions to property, plant and equipment for cash flow presentation purpose are as follows:

	2024	2023	2022
Additions	1,476	2,579	5,467
Capitalized borrowing costs	(46)	(257)	(774)
Financing of property, plant and equipment – Additions	(1,390)	(2,298)	(5,080)
Financing of property, plant and equipment – Payments	1,607	3,092	3,911
	1,647	3,116	3,524

Additions relate to the acquisition of operating assets, purchase of land and buildings to expansion activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.

The additions to property, plant and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.

12.5	Other information

As of December 31, 2024, the Company recorded in the cost of sales and services the amount of R$93 (R$82 as of December 31, 2023 and R$71 as of December 31, 2022), relating to the depreciation of machinery, building and facilities of transformation service and distribution centers.